Income Taxes (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Effective tax rate	35.00%	21.00%	21.00%	35.00%
Valuation allowance decrease, description			As a result of the Tax Cuts and Jobs Act enacted on December 22, 2017, the United States corporate income tax rate is 21% effective January 1, 2018.
Deferred tax asset
Unpaid accrued officer and director compensation		20,959	8,359
Deferred tax operating loss carry-forwards		$ 29,329,836	$ 29,329,836	$ 29,254,563
Valuation allowance rate		100.00%
Operating loss carry-forwards expiration description		The Company will continue to review this valuation allowance and make adjustments as appropriate. $28,980,000 of the net operating loss carryforward expires in the year 2022.
Year 2022 [Member]
Deferred tax asset		$ 28,980,000
Officer and Director [Member]
Deferred tax asset		29,350,795
Unpaid accrued officer and director compensation		20,959
Deferred tax operating loss carry-forwards		$ 29,329,836